                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                         SUPPLEMENT DATED MARCH 8, 2006
                                     TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                             DATED JANUARY 31, 2006

     The Prospectus is hereby supplemented as follows:

     (1) The last two sentences in the first paragraph under the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" are hereby deleted and replaced with the following:

Under normal market conditions, the Fund may invest up to 20% of its net assets in certain government-related securities, asset-backed securities and/or commercial paper. The government-related securities in which the Fund may invest include privately issued mortgage-related and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government and privately issued certificates representing "stripped" U.S. government or mortgage-related securities. The asset-backed securities in which the Fund may invest must be rated at the time of purchase in the highest investment grade (currently Aaa by Moody's Investors Service, Inc. ("Moody's"), AAA by Standard & Poor's ("S&P") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO")). The commercial paper in which the Fund may invest must be rated at the time of purchase in the highest investment grade (currently P1 by Moody's, A1 by S&P or an equivalent rating by another NRSRO).

While securities purchased for the Fund's portfolio may be issued or guaranteed by the U.S. government, the shares issued by the Fund to investors are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

     (2) The subheading "MORTGAGE-RELATED OR GOVERNMENT-RELATED SECURITIES" in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and the first two paragraphs thereunder are hereby deleted and replaced with the following:

GOVERNMENT-RELATED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL PAPER

     The Fund may invest up to 20% of its assets in certain government-related securities, asset-backed securities and/or commercial paper.

GOVERNMENT-RELATED SECURITIES. The Fund may invest in certain government-related securities, including privately issued mortgage-related securities and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government (including privately issued CMOs and REMICs) (collectively, "Private Pass-Throughs") and/or in privately issued certificates representing stripped U.S. government or mortgage-related securities.

The Fund may invest in Private Pass-Throughs only if such Private Pass-Throughs are rated at the time of purchase in the two highest investment grades (currently Aa or higher by Moody's, AA or higher by S&P or an equivalent rating by another NRSRO) or, if unrated, are considered by the Fund's investment adviser to be of comparable quality. The collateral underlying such Private Pass-Throughs may consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or other types of collateral such as cash or real estate.

     (3) The following is added before the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- STRATEGIC TRANSACTIONS":

ASSET-BACKED SECURITIES. Asset-backed securities are similar to mortgage-related securities, however, the underlying assets include assets such as automobile and credit card receivables. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time.

Investments in asset-backed securities present certain risks not ordinarily associated with investments in mortgage-backed securities because asset-backed securities do not have the benefit of the same type of security interest in the related collateral as mortgage-backed securities. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    GOVTSPT 3/06
                                                                     65028SPT-04

                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                         SUPPLEMENT DATED MARCH 8, 2006
                                     TO THE
                           CLASS I SHARES PROSPECTUS
                             DATED JANUARY 31, 2006

     The Prospectus is hereby supplemented as follows:

     (1) The last two sentences in the first paragraph under the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
RISKS -- PRINCIPAL INVESTMENT STRATEGIES AND RISKS" are hereby deleted and replaced with the following:

Under normal market conditions, the Fund may invest up to 20% of its net assets in certain government-related securities, asset-backed securities and/or commercial paper. The government-related securities in which the Fund may invest include privately issued mortgage-related and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government and privately issued certificates representing "stripped" U.S. government or mortgage-related securities. The asset-backed securities in which the Fund may invest must be rated at the time of purchase in the highest investment grade (currently Aaa by Moody's Investors Service, Inc. ("Moody's"), AAA by Standard & Poor's ("S&P") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO")). The commercial paper in which the Fund may invest must be rated at the time of purchase in the highest investment grade (currently P1 by Moody's, A1 by S&P or an equivalent rating by another NRSRO).

While securities purchased for the Fund's portfolio may be issued or guaranteed by the U.S. government, the shares issued by the Fund to investors are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

     (2) The subheading "MORTGAGE-RELATED OR GOVERNMENT-RELATED SECURITIES" in the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" and the first two paragraphs thereunder are hereby deleted and replaced with the following:

GOVERNMENT-RELATED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL PAPER

The Fund may invest up to 20% of its assets in certain government-related securities, asset-backed securities and/or commercial paper.

GOVERNMENT-RELATED SECURITIES. The Fund may invest in certain government-related securities, including privately issued mortgage-related securities and mortgage-backed securities not directly guaranteed by instrumentalities of the U.S. government (including privately issued CMOs and REMICs) (collectively, "Private Pass-Throughs") and/or in privately issued certificates representing stripped U.S. government or mortgage-related securities.

The Fund may invest in Private Pass-Throughs only if such Private Pass-Throughs are rated at the time of purchase in the two highest investment grades (currently Aa or higher by Moody's, AA or higher by S&P or an equivalent rating by another NRSRO) or, if unrated, are considered by the Fund's investment adviser to be of comparable quality. The collateral underlying such Private Pass-Throughs may consist of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or other types of collateral such as cash or real estate.

     (3) The following is added before the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS -- STRATEGIC TRANSACTIONS":

ASSET-BACKED SECURITIES. Asset-backed securities are similar to mortgage-related securities, however, the underlying assets include assets such as automobile and credit card receivables. The assets are securitized either in a pass-through structure (similar to a mortgage pass-through structure) or in a pay-through structure. Although the collateral supporting asset-backed securities generally is of a shorter maturity than mortgage loans and historically has been less likely to experience substantial prepayments, no assurance can be given as to the actual maturity of an asset-backed security because prepayments of principal may be made at any time.

Investments in asset-backed securities present certain risks not ordinarily associated with investments in mortgage-backed securities because asset-backed securities do not have the benefit of the same type of security interest in the related collateral as mortgage-backed securities. Credit card receivables are generally unsecured and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance, and technical requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                  GOVTSPT I 3/06

                     VAN KAMPEN GOVERNMENT SECURITIES FUND
                     SUPPLEMENT DATED MARCH 8, 2006 TO THE
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED JANUARY 31, 2006

     The Statement of Additional Information is hereby supplemented as follows:

     The following is added before the section entitled "INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RISKS -- REPURCHASE AGREEMENTS":

ASSET-BACKED SECURITIES

     The Fund may invest a portion of its assets in asset-backed securities rated at the time of purchase in the highest investment grade (currently Aaa by Moody's Investors Service, Inc., AAA by Standard & Poor's or an equivalent rating by another nationally recognized statistical rating agency). The rate of principal payment generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligor on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payment of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

     Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses) and "over-collaterization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 GOVTSPTSAI 3/06